Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Research and development expenses	$ 4,459	$ 7,550	$ 7,374
Net operating loss	11,425	10,333	9,059
Deferred Compensation	8,088	6,762	5,214
Operating lease liabilities	4,833	5,565	6,456
Vacation and convalescence	732	746	730
Bad debts	130	84	78
Other	1,967	1,946	2,166
Gross deferred tax assets	31,634	32,986	31,077
Valuation allowance	(23,617)	(23,783)	(20,822)
Total deferred tax assets	8,017	9,203	10,255
Deferred tax liabilities:
Operating lease right-of-use assets	(4,739)	(5,577)	(6,387)
Deferred contract acquisition costs	(3,036)	(2,971)	(3,009)
Property and equipment	(107)	(109)	(279)
Capitalized Software	(325)	(541)	(591)
Gross deferred tax liabilities	(8,207)	(9,198)	(10,266)
Net deferred tax assets/(liabilities)	$ (190)		$ (11)
Net deferred tax assets/(liabilities)		$ 5